Share-based Compensation and Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended							12 Months Ended					0 Months Ended		12 Months Ended
	Nov. 30, 2012	May 31, 2013 management_dividend_award	May 31, 2012	May 31, 2011	May 31, 2013 LVB Acquisition, Inc. [Member]	May 31, 2013 Stock options [Member] sponsor	May 31, 2012 Stock options [Member]	Dec. 31, 2011 Stock options [Member]	May 31, 2011 Stock options [Member]	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	May 31, 2007 Stock options [Member]	May 31, 2013 Stock options [Member] Participant resigns without good reason [Member]	May 31, 2013 Stock options [Member] Participant terminated for any reason other than cause, death or disability, or by the participant with good reason [Member]	May 31, 2013 Stock options [Member] Participant terminated by reason of death or disability [Member]	May 31, 2013 Stock options [Member] Employee stock options [Member] Time-based options [Member]	May 31, 2013 Stock options [Member] Employee stock options [Member] Performance-based options [Member]	Jul. 31, 2012 Restricted stock units [Member]	Jul. 30, 2012 Restricted stock units [Member]	May 31, 2013 Restricted stock units [Member] 2012 Restricted Stock Unit Plan [Member] Installment	May 31, 2013 Restricted stock units [Member] New RSU Plan [Member]	May 31, 2013 Restricted stock units [Member] Time-based options [Member] New RSU Plan [Member]	May 31, 2013 Restricted stock units [Member] Performance-based options [Member] New RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 38.3	$ 16.0	$ 12.7
Maximum number of shares of common stock authorized												37,520,000									14,000,000	10,000,000	4,000,000
Increase in authorized share pool (shares)								1,000,000
Exercise price of shares granted (usd per share)		$ 7.88	$ 10.00	$ 10.00		$ 7.88
Fair value of underlying stock						$ 7.88
Sharebased Compensation Arrangement By Share-based Payment Award, Options, Contractual Term						10 years
Award vesting period																5 years	5 years			2 years
Sponsors with SEC periodic reporting requirements						3
Time based options as a percentage of total options granted																75.00%
Performance based options as a percentage of total options granted																	25.00%
Shares available for issuance						2,552,711															946,500
Leverage award shares outstanding						504,500	504,500		504,500
Expiration period of vested awards													30 days	90 days	1 year
Weighted average fair value of options granted during the period						$ 2.23	$ 1.76		$ 3.21
Unrecognized share-based compensation expense						$ 23.1
Expected weighted average period of recognition						3 years 1 month 1 day
Purchase of aggregate shares of common stock											29,821,500								3,665,000
Stock based compensation, new options granted										29,821,500
Stock based compensation, restricted stock units granted																		10,795,000
Exercise price for stock options decreased to current fair value	$ 7.88	$ 7.88
Vesting schedule in excess of original vesting schedule		2 years
Management dividend awards vested per each restricted stock unit		1
Common stock, par value		$ 0.01	$ 0.01		$ 0.01
Maximum number of shares of common stock		14,000,000
Restricted Stock Units, Settled With Cash, Number of Installments																				3